UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2012 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.070% **[1]	62,571,914	$62,572

		62,572

Total Short-Term Investment
(Cost $62,572) — 101.1%		62,572

Total Investment — 101.1%
(Cost $62,572)†		62,572

Liabilities in Excess of Other Assets — (1.1)%		(697)

Net Assets — 100.0%		$61,875

A list of outstanding total return swap agreements held by the Fund at December 31, 2012, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed payments paid	Total Return received or paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions
Morgan Stanley	Canada Custom Basket of Long Securities	Long: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	1/25/2013	$1,770	$—
Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 1.00%	Total Return of the basket of securities	1/25/2013	1,414	(25)
Morgan Stanley	Hong Kong Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	1/25/2013	1,875	—
Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day + 0.65%	Total Return of the basket of securities	1/25/2013	—	—
Morgan Stanley	Singapore Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50% to Fed Funds – 3.50%	Total Return of the basket of securities	1/25/2013	11	(21)
Morgan Stanley	Europe Custom Basket of Securities (Local)	Long: EONIA-1 day + 0.55% Short: EONIA-1 day – 0.40% to EONIA-1 day – 5.00%	Total Return of the basket of securities	10/28/2013	4,895	(11)
Morgan Stanley	United States Custom Basket of Long Securities	Long: Fed Funds-1 day + 0.50%	Total Return of the basket of securities	1/25/2013	45,056	85

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2012 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed payments paid	Total Return received or paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions
Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 0.50%	Total Return of the basket of securities	10/28/2013	$(1,208)	$—
Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 1.17%	Total Return of the basket of securities	1/25/2013	(1,577)	(7)
Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 1.17%	Total Return of the basket of securities	1/25/2013	(3,621)	—
Morgan Stanley	Canada Custom Basket of Short Securities	Short: Fed Funds-1 day – 0.35%	Total Return of the basket of securities	1/25/2013	(3,954)	(15)
Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day – 0.25% to Fed Funds-1 day – 1.38%	Total Return of the basket of securities	1/25/2013	(49,959)	(79)

						$(73)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2012.
†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
1	Of this investment $41,009 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2	The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at December 31, 2012 is $55,021 and $(60,319), respectively. The gross notional amounts are representative of the volume of activity during the year ended December 31, 2012.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investments United States	$62,572	$—	$—	$62,572

Total Short-Term Investments	$62,572	$—	$—	$62,572

Total Investments in Securities	$62,572	$—	$—	$62,572

SCHEDULE OF INVESTMENTS (000)* (concluded)

December 31, 2012 (Unaudited)

Other Financial Instruments – Assets	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$85	$—	$85

Total Other Financial Instruments – Assets	$—	$85	$—	$85

Other Financial Instruments – Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$158	$—	$158

Total Other Financial Instruments – Liabilities	$—	$158	$—	$158

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-0400

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: February 28, 2013